VENERABLE VARIABLE INSURANCE TRUST

Venerable US Small Cap Fund

Venerable Emerging Markets Equity Fund

Venerable World Equity Fund

Venerable Mid Cap Index Fund

Venerable Small Cap Index Fund

Venerable International Index Fund

Venerable Bond Index Fund

SUPPLEMENT DATED OCTOBER 23, 2025, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2025

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Equity Fund, and Venerable Bond Index Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ Prospectus and SAI, effective immediately:

I.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable US Small Cap Fund’s Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.85%	0.85%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.30%	1.00%
Less Waivers and Reimbursements[2]	(0.45%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.85%	1.00%

1 Based on estimated amounts for the current fiscal year.

2 Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 1.00% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

II.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable Emerging Markets Equity Fund’s Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	1.01%	1.01%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.18%	0.18%
Total Annual Operating Expenses	1.49%	1.19%
Less Waivers and Reimbursements[2]	(0.05%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.44%	1.19%

1 Based on estimated amounts for the current fiscal year.

2 Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.44% for Class V shares and 1.19% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

III.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable World Equity Fund’s Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.75%	0.75%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.20%	0.90%
Less Waivers and Reimbursements[2]	(0.35%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.85%	0.90%

1 Based on estimated amounts for the current fiscal year.

2 Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 0.90% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

IV.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable Mid Cap Index Fund’s Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.26%	0.26%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.14%	0.14%
Total Annual Operating Expenses	0.70%	0.40%
Less Waivers and Reimbursements[2]	(0.05%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.65%	0.40%

1 Based on estimated amounts for the current fiscal year.

2 Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.65% for Class V shares and 0.40% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

V.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable Small Cap Index Fund’s Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.31%	0.31%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.14%	0.14%
Total Annual Operating Expenses	0.75%	0.45%
Less Waivers and Reimbursements[2]	(0.07%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.68%	0.45%

1 Based on estimated amounts for the current fiscal year.

2 Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.68% for Class V shares and 0.45% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

VI.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable International Index Fund’s Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.30%	0.30%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.16%	0.16%
Total Annual Operating Expenses	0.76%	0.46%
Less Waivers and Reimbursements[2]	(0.06%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.70%	0.46%

1 Based on estimated amounts for the current fiscal year.

2 Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.70% for Class V shares and 0.46% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

VII.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable Bond Index Fund’s Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.23%	0.23%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.13%	0.13%
Total Annual Operating Expenses	0.66%	0.36%
Less Waivers and Reimbursements[2]	(0.05%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.61%	0.36%

1 Based on estimated amounts for the current fiscal year.

2 Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.61% for Class V shares and 0.36% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

VIII.	The section in the Prospectus titled “Fee Waivers and Expense Reimbursements” under “MANAGEMENT” is deleted in its entirety and replaced with the following:

Until September 6, 2026, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Strategic Equity Fund	0.86%	0.75%
Venerable High Yield Fund	0.72%	0.80%
Venerable Strategic Bond Fund	0.80%	0.60%
Venerable Large Cap Index Fund	0.51%	0.28%
Venerable Moderate Allocation Fund	0.89%	N/A

Until September 5, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Core Equity Fund	1.05%	0.75%
Venerable Intermediate Corporate Bond Index Fund	0.66%	0.36%
Venerable Conservative Allocation Fund	0.87%	N/A
Venerable Conservative Appreciation Allocation Fund	0.91%	N/A
Venerable World Conservative Allocation Fund	0.86%	N/A
Venerable Moderate Appreciation Allocation Fund	0.99%	N/A
Venerable World Moderate Allocation Fund	1.02%	N/A
Venerable Appreciation Allocation Fund	1.01%	N/A
Venerable World Appreciation Allocation Fund	1.01%	N/A

Until September 12, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Small Cap Fund	0.85%	1.00%
Venerable Emerging Markets Equity Fund	1.44%	1.19%
Venerable World Equity Fund	0.85%	0.90%
Venerable Mid Cap Index Fund	0.65%	0.40%
Venerable Small Cap Index Fund	0.68%	0.45%
Venerable International Index Fund	0.70%	0.46%
Venerable Bond Index Fund	0.61%	0.36%

In limiting a Fund's expenses, the Distributor's contractual waiver of the Fund's Class V Rule 12b-1 fee will be applied first, as applicable. After taking into account the effect of any waiver by the Distributor, the Adviser first will waive its administrative services fee, then, if necessary, its advisory fee, and, finally, reimburse other operating expenses.

Termination or modification of these obligations prior to the termination date as noted above requires approval by the Board. To the extent these obligations terminate or are modified, a Fund's total annual operating expenses may increase.

IX.	Certain paragraphs in the section in the SAI titled “ADVISER.” are deleted in their entirety and replaced with the following:

Until September 6, 2026, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Strategic Equity Fund	0.86%	0.75%
Venerable High Yield Fund	0.72%	0.80%
Venerable Strategic Bond Fund	0.80%	0.60%
Venerable Large Cap Index Fund	0.51%	0.28%
Venerable Moderate Allocation Fund	0.89%	N/A

Until September 5, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Core Equity Fund	1.05%	0.75%
Venerable Intermediate Corporate Bond Index Fund	0.66%	0.36%
Venerable Conservative Allocation Fund	0.87%	N/A
Venerable Conservative Appreciation Allocation Fund	0.91%	N/A
Venerable World Conservative Allocation Fund	0.86%	N/A
Venerable Moderate Appreciation Allocation Fund	0.99%	N/A
Venerable World Moderate Allocation Fund	1.02%	N/A
Venerable Appreciation Allocation Fund	1.01%	N/A
Venerable World Appreciation Allocation Fund	1.01%	N/A

Until September 12, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Small Cap Fund	0.85%	1.00%
Venerable Emerging Markets Equity Fund	1.44%	1.19%
Venerable World Equity Fund	0.85%	0.90%
Venerable Mid Cap Index Fund	0.65%	0.40%
Venerable Small Cap Index Fund	0.68%	0.45%
Venerable International Index Fund	0.70%	0.46%
Venerable Bond Index Fund	0.61%	0.36%

In limiting a Fund's expenses, the Distributor's contractual waiver of the Fund's Class V Rule 12b-1 fee will be applied first, as applicable (see "Distributor" below). After taking into account the effect of any waiver by the Distributor, the Adviser first will waive its administrative services fee, then, if necessary, its advisory fee, and, finally, reimburse other operating expenses. Termination or modification of these obligations prior to, as applicable, September 6, 2026, September 5, 2027, or September 12, 2027, requires approval by the Board. To the extent these obligations terminate or are modified, a Fund's total annual operating expenses may increase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE